170 Van Voorhis Road

Pittsford, New York 14534

585-387-9000

Via EDGAR

July 31, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:

Nysa Series Trust

Investment Company Act File No: 811-07963

Post-Effective Amendment No. 27-28

Ladies and Gentlemen:

On behalf of Nysa Series Trust (“Registrant”), we are transmitting the following documents, which comprise Amendment No. 27-28 to Registrant’s Registration Statement on Form N-1A, for filing under Rule 485(a):  Form N-1A Cover Page, Part A (Prospectus), Part B (Statement of Additional Information), Part C (Other Information), and Conformed Signature Page.  In connection with Part C, we are transmitting two exhibits:  Exhibit D (Letter Agreement dated 07-25-17 from Pinnacle Advisors LLC; and Exhibit J (Consent of Sanville & Company dated 07-28-17.

Registrant seeks acceleration of the effective date of Amendment No. 28-29 to August 14, 2017.  Conformed copies of letters requesting acceleration of the effective date of Amendment No. 28-29 from Registrant and Pinnacle Investments, LLC, which serves as principal underwriter of the shares of Nysa Fund, a series of Registrant are included in the filing.

If questions arise in connection with this filing, please contact me directly at 585-387-9000.

Sincerely,

Patricia C. Foster, Esq. PLLC

By:  /S/Patricia C. Foster

       Patricia C. Foster